CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2019
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES

5. CONVERTIBLE PROMISSORY NOTES

On February 5, 2018, the Company issued the 2018 Notes in the aggregate principal amount of $6.0 million. The 2018 Notes bore interest at a rate of 15.0% per annum, were unsecured and were due and payable, including accrued interest, on August 8, 2019. In the event of a qualified sale of preferred stock to one or more investors resulting in gross proceeds to the Company of at least $8.0 million, all principal and accrued and unpaid interest under the 2018 Notes was automatically convertible into a number of shares of the Company’s preferred stock issued in such a financing equal to the outstanding principal and accrued but unpaid interest under the 2018 Notes, divided by an amount equal to 80% of the lowest price per share of the preferred stock sold in the financing. In the event of a corporate transaction or change of control event, the 2018 Notes contained a put option whereby the Company was required to pay to the holders of 2018 Notes an amount equal to (i) the principal amount then outstanding under the 2018 Notes plus any accrued but unpaid interest, plus (ii) an amount equal to 30% of the outstanding principal amount.

The terms of the 2018 Notes provided that (i) all outstanding principal and interest was due and payable in cash upon an event of acceleration, as defined in the 2018 Notes agreement; (ii) amounts outstanding under the 2018 Notes were not prepayable without the written consent of the holders of more than 50% of the outstanding principal of the 2018 Notes, and in addition to the balance the Company will prepay, the Company will also pay the noteholders an amount equal to 15% of the principal amount of the 2018 Notes that the Company is prepaying; and (iii) with respect to subordination, the Company has no outstanding indebtedness for borrowed money or any other liabilities, other than accounts payable arrangements with vendors entered into in the ordinary course of business and consistent with usual trade terms and will not issue or incur additional indebtedness for borrowed money while the 2018 Notes remain outstanding. There were no financial or negative covenants associated with the 2018 Notes.

The Derivative Liability represents the conversion feature in the event of a qualified financing and the put option, which each met the definition of an embedded derivative and were required to be combined and accounted for as a separate unit of accounting. The Company recorded the issuance‑date fair value of the Derivative Liability of $1.9 million as a debt discount and Derivative Liability in the Company’s balance sheet.

In connection with the 2018 Notes, the Company paid legal costs and bank fees of $0.4 million and was obligated to issue the 2018 Notes Warrants (see Note 3 and Note 7) with an initial fair value of $0.1 million, which were capitalized and recorded as a debt discount. The debt discount, which included legal costs, bank fees, the Derivative Liability and 2018 Notes Warrants, was amortized using the effective interest method over the term of the loan. The Company recognized interest expense of $1.6 million, including amortization of the debt discount of $0.9 million, during the year ended December 31, 2018 in connection with the 2018 Notes.

In November 2018, in connection with the Company’s issuance and sale of Series B Preferred Stock, all of the outstanding principal and accrued interest under the 2018 Notes, totaling $6.6 million, was automatically converted into 1,097,721 shares of Series B Preferred Stock at a price equal to 80% of the $7.49 per share price paid by investors in the Series B Preferred Stock financing.

The Company accounted for the conversion of the 2018 Notes as a debt extinguishment and recognized a loss on extinguishment of debt of $0.2 million within other income (expense), net in the Company’s statement of operations and $0.1 million within additional paid‑in‑capital related to the amount of unpaid and accrued interest as of the extinguishment date that was not converted into Series B Preferred Stock. The loss on extinguishment was calculated as the difference between (i) the fair value of the 1,097,721 shares of Series B convertible preferred stock issued to settle the 2018 Notes of $8.2 million and (ii) the carrying value of the 2018 Notes, net of the unamortized debt discount, of $5.1 million plus the then‑current fair value of the Derivative Liability associated with the 2018 Notes at the time of the extinguishment of $2.9 million.